1406106

SEC

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	April 30,2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED AUG 13 2007 WASH. D.C. 181

Name of Offering ✓ (☐ check if this is an amendment and name has changed, and indicate change.)
Victory Energy Partners 2007 LP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE [redacted]

Type of Filing: ☐ New Filing ☒ Amendment

07074884

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Victory Energy Partners 2007 LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
220 Airport Road, Indiana, PA 15701	724-349-6366
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
same	

Brief Description of Business
Drilling of natural gas wells

B

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☑ limited partnership, to be formed

PROCESSED AUG 17 2007 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 07 Year 07 ☐ Actual ☑ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) PA

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
Victory Energy Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
220 Airport Road, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
See Attached List

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Victory Energy Partners 2007 LP - Form D Attachment (2 Pages)

Alphabetical	Non-PA Resident	Address - 2	City	City	State	Zip Code	Accredited Investor
Alexoff, Randall L. Family Trust	OH	Randall L Alexoff, Trustee	5 Windemere Place	Poland	OH	44514	Yes
Andring, James A., Jr.		215 First Street		Apollo	PA	15613	Yes
Amoni Family Partnership		Josephine Aroni, Gen'l Prtnr	3757 Library Road, Suite 250	Pittsburgh	PA	15234	Yes
Ashbridge, Frank A. & Nancy E.		173 Wyndemere Drive		Johnstown	PA	15904	Yes
Barnes, Richard D. & Tingle C.		416 Cedear Run Road		Allison Park	PA	15101	Yes
Barrett, Randall K.		One Nolte Drive		Kittanning	PA	16201	Yes
Bennett, Steven A.	CA	26561 Amherst Court		Loma Linda	CA	92354	Yes
Bennett, Tilden		200 Glen Abbey Court		Presto	PA	15142	Yes
Boderocco, John R. & Pam J.		201 Fumari Avenue		Johnstown	PA	15905	Yes
Bonarrigo, Russell & Geraldine		411 Penn Drive		Blairsville	PA	15717	Yes
Bonnett, Ronald C.		350 East 7th Avenue	P. O. Box 270	Tarentum	PA	15084	Yes
Brice, David C.		Box 238 Grant Street		Dayton	PA	16222	Yes
Brody, Seth A. & Sarah D.	IL	1517 W Byron St, Unit 1		Chicago	IL	60613	Yes
Cavalancia, Jeffrey A. & Judy R.		2 Whites Woods Trail		Indiana	PA	15701	Yes
Conarro, Timothy E.	CO	8032 Centrebridge Drive		Longmont	CO	80503	*No*
Conarro, Charles W.	CA	2008 Scowers Court		El Dorado Hill	CA	95762	*No*
Chauner, Frank B., Revocable Trust	IL	Frank B Chauner Trustee	500 Skokie Blvd., Suite 525	Northbrook	IL	60062	Yes
Chutz, Dennis M. & Gail L.		113 Old Hickory Lane		Grove City	PA	16127	Yes
Chutz, Wayne E. & Cahty L.		218 Airport Road		Grove City	PA	16127	Yes
Cippel, David J.		2217 Center Avenue		Ford City	PA	16226	Yes
Cippel, Joseph Jr. & Paula		2120 Park Avenue		Ford City	PA	16226	Yes
Cippel, Joseph A.		1220 Lenape Avenue		Ford City	PA	16226	Yes
Cooper, Leslie A.	US VI	P. O. Box 6287		St. Thomas	USVI	00804	Yes
Covey, Kristan A. & Cassandra R.	TX	330 Walnut Grove Lane		Coppell	TX	75109	Yes
Crisanti, James		5438 Howe Street		Pittsburgh	PA	15232	Yes
Daniel, R. Michael		1491 Redfern Drive		Pittsburgh	PA	15241	Yes
Daniel, Jr. R. Michael	FL	502 South Fremont Ave., #242		Tampa	FL	33606	*No*
Delaney, John J.		122 Greenview Drive		Indiana	PA	15701	Yes
Dickey, William E.		385 Bamard Road		Smicksburg	PA	16256	*No*
Dills, J. DeWayne		195 South Liberty Street		Blairsville	PA	15717	Yes
Donnelly, Michael J.		118 Greenview Drive		Indiana	PA	15701	Yes
Drapczuk, Richard J.	NJ	P. O. Box 3358		Cherry Hill	NJ	08034	Yes
Fox, James M.	NJ	383 Park Street		Montclair	NJ	07043	*No*
Frederick, Bruce	MI	7879 S 3rd Street		Mattawan	MI	49071	Yes
Friday, Mary K.		1925 Preble Avenue		Pittsburgh	PA	15233	Yes
Gagetta, John C. Rev. Living Trust		John C Gagetta Trustee	3568 Ridgewood Drive	Pittsburgh	PA	15235	Yes
Gorell, Heather Trust		Betty A Gorell Trustee	7 Whites Woods Trail	Indiana	PA	15701	Yes
Gorell, Sara Trust		Betty A Gorell Trustee	7 Whites Woods Trail	Indiana	PA	15701	Yes
Gorell, Wayne C. & Betty Ann		7 Whites Woods Trail		Indiana	PA	15701	Yes
Gottfredson, Eric & Stacie	TX	191 Chinaberry Way		Coppell	TX	75019	Yes
Gottschalk, Charles A.		604 St. Lawrence Lane		Gibsonia	PA	15044	Yes
Gray, Thomas L. & Tamara S.		158 Aberdeen Drive		Cranberry Twp	PA	16066	Yes
Gridley, Steven J. & Patti L.		1235 Claythome Drive		Johnstown	PA	15904	Yes
Hayden Harper Multi-Strategy Fund LP	NC	1818 Lombardy Circle	Attn: Michael Fox	Charlotte	NC	28203	Yes

Victory Energy Partners 2007 LP – Form D Attachment (2 Pages)

Alphabetical	Non-PA Resident	Address - 2	City	City	State	Zip Code	Accredited Investor
Hrabik, Martin Jr. Trust	OH	Martin Hrabik, Jr. Trustee	2905 Creekside Drive	Westlake	OH	44145	Yes
Jag & Jag Realty		Scott G Weber & Bruce F Weber, Gnrl Prtnrs		Indiana	PA	15701	*No*
Johnson, Thomas R.		608 Poia Road		Sewickley	PA	15143	Yes
Karsan, Nooruddin		117 East Laurier PLace		Bryn Mawr	PA	19010	Yes
Kelleher, Amy M.		2295 Preble Avenue	P. O. Box 99997	Pittsburgh	PA	15233	Yes
Kelleher, Dennis D.		2295 Preble Avenue	P. O. Box 99997	Pittsburgh	PA	15233	Yes
Kelleher, Dennis J.		2295 Preble Avenue	P. O. Box 99997	Pittsburgh	PA	15233	Yes
Kelleher, Sarah D.		2295 Preble Avenue	P. O. Box 99997	Pittsburgh	PA	15233	Yes
Kinter, Frank C. Jr.		549 Chestnut Street		Indiana	PA	15701	Yes
Klepfer, Karl G. & Kathleen O.	CO	3143 Electra Drive		Colorado Springs	CO	80906	Yes
Kuss, Gregory R.	OH	285 Old County Line Road		Westerville	OH	43081	Yes
Labriola, Michael A.		36 Easton Road		Pittsburgh	PA	15238	Yes
Lary, Andrew	NY	340 East 74th St. Apt. 12-D		New York	NY	10021	Yes
LeDonne, Robert A. 2003 Legacy Trust		Kenneth A. LeDonne, Trustee	P. O Box 1119	Wexford	PA	15090	Yes
Ledonne, Kenneth A., 2003 Legacy Trust		Robert A. LeDonne, Trustee	P. O Box 1119	Wexford	PA	15090	Yes
Lockard, Delvin L. & Nancy J.		107 Spruce Street		Marsteller	PA	15760	*No*
Mack, Jonathan B.		57 South 6th Street		Indiana	PA	15701	Yes
Magden, Mike	OH	191 Brighton Drive		Aurora	OH	44202	Yes
Maher, John		187 Lupyan Road		New Alexandria	PA	15670	Yes
Maher, Paul M. & Maria		1088 Walker Road		Saltsburg	PA	15681	*No*
Marcus, Robert S.		57 South 6th Street		Indiana	PA	15701	Yes
McCabe, Lawrence		2002 Old Orchard Place		Gibsonia	PA	15044	Yes
Mohan, Govindaraj & Ramya		5120 White Oak Drive		Indiana	PA	15701	Yes
North, William R. & Sally J.		3004 Sportsman Road		Apollo	PA	15613	Yes
O'Fallon, Denis & Celia	MD	12123 Merricks Court		Monrovia	MD	21770	Yes
Raborn, Donald & Elsie	SC	288 Garnet Court		Ft Mill	SC	29708	Yes
Rempel, Michael		140 Wren Street		Indiana	PA	15701	Yes
Restivo, James P. & St. Pierre, Margaret		159 Pembrooke Circle		Phoenixville	PA	19460	Yes
Rowland, Mary Jane		507 E. Sample Street		Ebensburg	PA	15931	Yes
Schaffer, Eric A.		1244 Malvern Avenue		Pittsburgh	PA	15217	Yes
Scott, Craig C. & Susan M.	FL	2332 Troon Court		Sanibel	FL	33957	Yes
Shull, Arlene L. Rev. Inter-Vivos Trust		Arlene L & A. Lee Shull, Jr, Trustees	6011 Boxer Drive	Bethel Park	PA	15102	Yes
Smith, Gordon D. & Marjorie S.		565 Elknud Lane		Johnstown	PA	15905	Yes
Sparks, David		700 Zehner Road		Indiana	PA	15701	Yes
Sweeney, Paul M.		9013 Marshall Road		Cranberry Twp.	PA	16066	Yes
Tedesco, Anthony M. & Christine M.		3891 Churchview Avenue		Pittsburgh	PA	15236	Yes
Tis, William & Elizabeth		100 Edgecrest Drive		Verona	PA	15147	Yes
Vemal, William M.		109 Brookside Lane		Moon	PA	15108	Yes
Volk, Susan M. & Donald F.		625 Westwind Drive		Berwyn	PA	19312	Yes
Wolk, Richard J.		109 Bentley Drive		Pittsburgh	PA	15238	Yes
Zimmerman, Brian & Sara	NC	12121 James Jack Lane		Charlotte	NC	28277	Yes
Zwillinger, Howard		148 Phillips Place		Pittsburgh	PA	15217	Yes
Victory Energy Corporation		220 Airport Road		Indiana	PA	15701	Yes

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Thomas M. Nixon & Associates, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
475 Wallingford Street, Pittsburgh, PA 15213

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] [X]	[CO] [X]	[CT]	[DE]	[DC]	[FL] [X]	[GA]	[HI]	[ID]
[IL] [X]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD] [X]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE] [X]	[NV]	[NH]	[NJ] [X]	[NM]	[NY] [X]	[NC] [X]	[ND]	[OH] [X]	[OK]	[OR]	[PA] [X]
[RI]	[SC] [X]	[SD]	[TN]	[TX] [X]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Highland Financial, Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
915 Menoher Blvd. Suite A, Johnstown, PA 15905-2800

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] [X]	[CO] [X]	[CT]	[DE]	[DC]	[FL] [X]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI] [X]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ] [X]	[NM]	[NY]	[NC] [X]	[ND]	[OH]	[OK]	[OR]	[PA] [X]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 8,610,000.00	$ 6,242,250.00
Other (Specify ________)	$	$
Total	$ 8,610,000.00	$ 6,242,250.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	79	$ 6,042,250.00
Non-accredited Investors	8	$ 200,000.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☑	$ 3,000.00
Legal Fees	☑	$ 10,000.00
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☑	$ 583,500.00
Other Expenses (identify) ________	☐	$
Total	☐	$ 596,500.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 6,242,250.- (1)

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $ 6,242,250.00
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $ 0.00	☐ $ 6,242,250.00
Total Payments Listed (column totals added)	☐ $ 6,242,250.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Victory Energy Partners 2007 LP	[signature]	August 6, 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Lynn A. Doverspike	President - Managing General Partner	

(1.) "The adjusted gross proceeds to the issuer equals the aggregate offering price of securities included in this offering because all expenses in connection with the issuance and distribution of the securities in this offering are being paid by the managing general partner rather than by the issuer."

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

		Yes	No
1.	Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	☐	☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Victory Energy Partners 2007 LP	[signature]	August 6, 2007
Name (Print or Type)	**Title (Print or Type)**	
Lynn A. Doverspike	President - Managing General Partner	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX										
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		x	Gen'l Prtnrshp Int	1	$25,000.00	1	$25,000.00		x
CO		x	Gen'l Prtnrshp Int	1	$50,000.00	1	$25,000.00		x
CT									
DE									
DC									
FL		x	Gen'l Prtnrshp Int	1	$50,000.00	1	$25,000.00		x
GA									
HI									
ID									
IL		x	Gen'l Prtnrshp Int	2	$75,000.00	0	$0.00		x
IN									
IA									
KS									
KY									
LA									
ME									
MD		x	Gen'l Prtnrshp Int	1	$25,000.00	0	$0.00		x
MA									
MI		x	Gen'l Prtnrshp Int	1	$25,000.00	0	$0.00		x
MN									
MS									

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO									
MT									
NE									
NV									
NH									
NJ		x	Gen'l Prtnrshp Int	1	$50,000.00	1	$25,000.00		x
NM									
NY		x	Gen'l Prtnrshp Int	1	$25,000.00	0	$0.00		x
NC		x	Gen'l Prtnrshp Int	2	$325,000.0(	0	$0.00		x
ND									
OH		x	Gen'l Prtnrshp Int	4	$650,000.(	0	$0.00		x
OK									
OR									
PA		x	Gen'l Prtnrshp Int	60	$4,367,250	4	$100,000.00		x
RI									
SC		x	Gen'l Prtnrshp Int	1	$50,000.00	0	$0.00		x
SD									
TN									
TX		x	Gen'l Prtnrshp Int	2	$125,000.0(	0	$0.00		x
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX									
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									
USVI		X	GEN'L PRTNR INTEREST	1	$200,000.	0	$0		X

END